CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Income Statement [Abstract]
Revenues	$ 1,713,214	$ 1,367,895	$ 5,047,534	$ 3,931,411	$ 5,597,487	$ 3,055,776
Cost of revenues	208,749	136,044	484,287	440,536	547,881	398,606
Gross profit	1,504,465	1,231,851	4,563,247	3,490,875	5,049,606	2,657,170
General and administrative expenses	4,266,895	2,624,808	10,225,371	15,282,596	17,793,709	15,095,111
Loss from operations	(2,762,430)	(1,392,957)	(5,662,124)	(11,791,721)	(12,744,103)	(12,437,941)
Other income (expense)
Interest expense	(133,648)	(19,473)	(323,194)	(31,783)	(37,934)	(177,744)
Change in Commitment Fee Shortfall Obligation	42,770		(17,769)
Gain from write-off of liabilities attributable to discontinued operations	125,851		125,851
Other		3,522		25,096	25,477	32,717
Loss before taxes	(2,727,457)	(1,408,908)	(5,877,236)	(11,798,408)	(12,756,560)	(12,582,967)
Provision for income taxes					(0)	(0)
Net loss	$ (2,727,457)	$ (1,408,908)	$ (5,877,236)	$ (11,798,408)	$ (12,756,560)	$ (12,582,967)
Net loss per common share - basic and diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)
Weighted average number of common shares outstanding - basic and diluted	1,087,077,331	1,102,213,123	1,074,721,483	1,040,476,900	1,059,488,329	670,817,666